Average Annual Total Returns - FidelityFreedomBlendFunds-Z6ComboPRO - FidelityFreedomBlendFunds-Z6ComboPRO - Fidelity Freedom Blend 2010 Fund	Sep. 08, 2023
Fidelity Advisor Freedom Blend 2010 Fund - Class Z6 | Return Before Taxes
Average Annual Return:
Past 1 year	(13.41%)
Since Inception	2.36%
LB001
Average Annual Return:
Past 1 year	(13.01%)
Since Inception	0.25%	[1]
F0201
Average Annual Return:
Past 1 year	(12.90%)
Since Inception	2.43%	[1]

[1]	AFrom August 31, 2018.